Convertible Notes Payable VIRURL, INC (Details) (USD $)	Sep. 30, 2014	Aug. 01, 2014	Dec. 31, 2013	Feb. 01, 2013
Convertible Notes Payable VIRURL, INC
Company issued convertible promissory notes to four investors for cash borrowings				$ 75,000
Company issued a convertible promissory note to a consultant for services provided		8,000
The notes were unsecured, had 18 month terms and accrued interest at a rate per annum		8.00%		8.00%
Outstanding principal balance under the notes			75,000
Note holders converted all five convertible notes, with combined principal and accrued interest	91,045
Shares issued for converting the notes	188,315
The intrinsic value of the beneficial conversion feature in these notes was determined	$ 3,420